Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Products and Services
Our segments are comprised of similar product categories. 10 categories (2020: 10; 2019: 9) individually accounted for 5% or more of our revenue in one or more of the last three years. The following table shows the relevant contribution of these categories to Group revenue for the periods shown:

Category	Segment	2021	2020	2019
Fabric	Home Care	14%	14%	15%
Ice Cream	Foods & Refreshment	13%	13%	13%
Skin Cleansing	Beauty & Personal Care	11%	12%	10%
Hair Care	Beauty & Personal Care	11%	11%	12%
Savoury	Foods & Refreshment	10%	11%	11%
Deodorant	Beauty & Personal Care	7%	8%	8%
Skin Care	Beauty & Personal Care	7%	7%	8%
Dressings	Foods & Refreshment	6%	6%	5%
Tea*	Foods & Refreshment	5%	6%	6%
Home & Hygiene	Home Care	5%	5%	4%
Other		11%	7%	8%
* Tea includes ekaterra as well as the retained tea business.

Summary of Operating Results of Reportable Segments
The Group operating segment information is provided based on three product areas: Beauty & Personal Care, Foods & Refreshment and Home Care.

		€ million	€ million	€ million	€ million
	Notes	Beauty & Personal Care	Foods & Refreshment	Home Care	Total
2021
Turnover		21,901	19,971	10,572	52,444
Operating profit		4,471	2,937	1,294	8,702
Non-underlying items	3	271	540	123	934
Underlying operating profit		4,742	3,477	1,417	9,636
Share of net profit/(loss) of joint ventures and associates		10	174	7	191
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		621	816	309	1,746
Share-based compensation and other non-cash charges(a)		102	103	44	249
Within non-underlying items:
Impairment and other non-cash charges(b)		13	33	12	58
2020
Turnover		21,124	19,140	10,460	50,724
Operating profit		4,311	2,749	1,243	8,303
Non-underlying items	3	280	508	276	1,064
Underlying operating profit		4,591	3,257	1,519	9,367
Share of net profit/(loss) of joint ventures and associates		7	163	5	175
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		710	946	362	2,018
Share-based compensation and other non-cash charges(a)		77	85	41	203
Within non-underlying items:
Impairment and other non-cash charges(b)		38	77	35	150
2019
Turnover		21,868	19,287	10,825	51,980
Operating profit		4,520	2,811	1,377	8,708
Non-underlying items	3	440	571	228	1,239
Underlying operating profit		4,960	3,382	1,605	9,947
Share of net profit/(loss) of joint ventures and associates		1	171	4	176
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		693	902	369	1,964
Share-based compensation and other non-cash charges(a)		62	56	50	168
Within non-underlying items:
Impairment and other non-cash charges(b)		105	159	46	310
(a)Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non- underlying activities.
(b)Other non-cash charges within non-underlying items includes movements in restructuring provisions and movements in certain legal provisions.

Summary of Operating Results by Geographical Areas
Turnover and non-current assets for the country of domicile, the United States and India (being the two largest countries outside the home country) and for all other countries are:

	€ million	€ million	€ million	€ million	€ million
	United Kingdom	United States	India	Others	Total
2021
Turnover	2,443	9,864	5,618	34,519	52,444
Non-current assets(a)	3,858	16,692	6,755	22,607	49,912
2020
Turnover	2,391	9,363	4,993	33,977	50,724
Non-current assets(a)	3,587	12,946	6,264	23,633	46,430
2019
Turnover	2,306	8,702	4,964	36,009	51,980
Non-current assets(a)	3,891	13,326	1,137	25,391	43,744
(a)For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.

Summary of Additional Information by Geographies	The analysis of turnover by geographical area is stated on the basis of origin.

	€ million	€ million	€ million	€ million
	Asia/ AMET/RUB	The Americas(a)	Europe	Total
2021
Turnover	24,264	16,844	11,336	52,444
Operating profit	4,536	2,696	1,470	8,702
Non-underlying items	297	284	353	934
Underlying operating profit	4,833	2,980	1,823	9,636
Share of net profit/(loss) of joint ventures and associates	(3)	127	67	191
2020
Turnover	23,440	16,080	11,204	50,724
Operating profit	4,137	2,723	1,443	8,303
Non-underlying items	409	249	406	1,064
Underlying operating profit	4,546	2,973	1,848	9,367
Share of net profit/(loss) of joint ventures and associates	8	122	45	175
2019
Turnover	24,129	16,482	11,369	51,980
Operating profit	4,418	2,683	1,607	8,708
Non-underlying items	439	395	405	1,239
Underlying operating profit	4,857	3,078	2,012	9,947
Share of net profit/(loss) of joint ventures and associates	(5)	126	55	176
(a)Americas sales in North America were €10,627 million (2020: €10,117 million; 2019: €9,411 million) and in Latin America were €6,217 million (2020: €5,963 million; 2019: €7,071 million).

Summary of Disaggregation of sales by markets	The Group's turnover classified by markets are:

	€ million	€ million	€ million
	2021	2020	2019
Emerging markets	30,407	29,281	31,021
Developed markets	22,037	21,443	20,959